[USAA                      USAA NASDAQ-100 INDEX FUND
EAGLE                    SUPPLEMENT DATED APRIL 13, 2007
LOGO (R)]                   TO THE FUND'S PROSPECTUS
                              DATED AUGUST 1, 2006


USAA Investment Management Company has voluntarily agreed to reduce the limit on the Nasdaq-100 Index Fund's Total Annual Operating Expenses from 0.80% to 0.78% of the Fund's average net assets (ANA), before reductions of any expenses paid indirectly, and to reimburse the Fund for all expenses in excess of this amount.

FOOTNOTE (A) TO THE FEES AND EXPENSES TABLE FOUND ON PAGE 4 OF THE FUND'S PROSPECTUS HAS BEEN AMENDED TO READ AS FOLLOWS:

   a Effective April 13, 2007, we voluntarily agreed to limit the Fund's Total Annual Operating Expenses to 0.78% of the Fund's ANA, as shown below, before reductions of any expenses paid indirectly, and to reimburse the Fund for all expenses in excess of that amount. We can modify or terminate this arrangement at any time. With this reimbursement, the Fund's actual total annual operating expenses would have been as follows:

                                                          Total Annual
         Actual Total Annual       Reimbursement       Operating Expenses
         Operating Expenses         From IMCO          After Reimbursement
     -------------------------------------------------------------------------
              1.03%                    .25%                   .78%


THE FIFTH PARAGRAPH ON PAGE 6 OF THE FUND'S PROSPECTUS HAS BEEN AMENDED TO READ AS FOLLOWS:

Effective April 13, 2007, we voluntarily agreed to waive our annual management fee to the extent that total expenses of the Fund exceed 0.78% of the Fund's average net assets. We can modify or terminate this arrangement at any time. After reimbursements to the Fund for the fiscal year ended December 31, 2005, we did not receive any management fees.


                                                                      66915-0407

[USAA                  USAA HIGH-YIELD OPPORTUNITIES FUND
EAGLE                    SUPPLEMENT DATED APRIL 13, 2007
LOGO (R)]                   TO THE FUND'S PROSPECTUS
                             DATED DECEMBER 1, 2006


USAA Investment Management Company has voluntarily agreed to reduce the limit on the High-Yield Opportunities Fund's Total Annual Operating Expenses from 1.0% to 0.90% of the Fund's average net assets (ANA), before reductions of any expenses paid indirectly, and to reimburse the Fund for all expenses in excess of this amount.

FOOTNOTE (C) TO THE FEES AND EXPENSES TABLE FOUND ON PAGE 5 OF THE FUND'S PROSPECTUS HAS BEEN AMENDED TO READ AS FOLLOWS:

   c Effective April 13, 2007, we voluntarily agreed to limit the Fund's Total Annual Operating Expenses to 0.90% of the Fund's ANA, as shown below, before reductions of any expenses paid indirectly, and to reimburse the Fund for all expenses in excess of that amount. We can modify or terminate this arrangement at any time. With this reimbursement, the Fund's actual total annual operating expenses would have been as follows:

                                                              Total Annual
             Actual Total Annual      Reimbursement        Operating Expenses
             Operating Expenses         From IMCO          After Reimbursement
         ----------------------------------------------------------------------
                    .95%                  .05%                   .90%

THE FIFTH PARAGRAPH OF THE SECOND COLUMN ON PAGE 7 OF THE FUND'S PROSPECTUS HAS BEEN AMENDED TO READ AS FOLLOWS:

Effective April 13, 2007, we voluntarily agreed to waive our annual management fee to the extent that total expenses of the Fund exceed 0.90% of the Fund's average net assets. We can modify or terminate this arrangement at any time. For the past fiscal year ended July 31, 2006, the Fund did not incur any reimburseable expenses.

                                                                      66916-0407